Stockholder's Deficit (Details 2) - USD ($)	1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 26, 2026	Sep. 02, 2025	Mar. 12, 2026	Mar. 31, 2026	Sep. 30, 2025
Short-Term Debt [Line Items]
Remainder of 2025					$ 2,009,847
2026					8,039,388
2027					8,039,388
2028					8,039,388
2029					5,000,388
Total					$ 31,128,519
Exercise price	9.00			4.74	9.53
Risk-free interest rate	3.54%				3.70%
Volatility	73.00%			59.00%	52.00%
Expected life (years)					9 months 25 days
Expected life (years)				45.00%	41.00%
Minimum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate				3.68%
Expected life (years)				5 months 12 days
Maximum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate				3.67%
Expected life (years)				3 months 25 days
Black Scholes Model [Member]
Short-Term Debt [Line Items]
Expected life (years)		0.00%	0.00%
Black Scholes Model [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Exercise price		3.27	9.26		3.27
Risk-free interest rate		3.58%	3.74%		3.58%
Volatility		101.40%	73.00%		101.40%
Expected life (years)	5 years	3 years 2 months 8 days	4 years		3 years 2 months 8 days
Expected life (years)					0.00%
Black Scholes Model [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Exercise price		9.09	7.47		9.09
Risk-free interest rate		3.91%	3.84%		3.91%
Volatility		114.40%	86.30%		114.40%
Expected life (years)		5 years	4 years 6 months		5 years